Investment Securities - Additional Information (Details)	Jun. 30, 2024 USD ($) Holding	Dec. 31, 2023 USD ($) Holding
Debt Securities, Available-for-Sale [Line Items]
Number of holdings greater than 10 percent of bank equity | Holding	0	0
Allowance for credit loss	$ 0	$ 0
Accrued interest receivable	1,700,000	1,700,000
Securities available for sale	$ 249,196,000	$ 249,898,000
Debt Securities, Available-for-Sale, Pledging Purpose [Extensible Enumeration]	Asset Pledged as Collateral	Asset Pledged as Collateral
Asset Pledged as Collateral
Debt Securities, Available-for-Sale [Line Items]
Securities available for sale	$ 158,000,000	$ 170,000,000
US Government Agencies Debt Securities | Minimum
Debt Securities, Available-for-Sale [Line Items]
Holdings of securities as percentage of bank equity	10.00%	10.00%